RIDGEWORTH VARIABLE TRUST
Supplement dated August 22, 2008 to the
RidgeWorth Variable Trust
Prospectuses and
Statement of Additional Information
dated May 1, 2008
Shareholders are hereby notified that, effective August 20, 2008, the distributor of RidgeWorth Variable Trust (the “Trust”) is RidgeWorth Distributors LLC (the “Distributor”), pursuant to a Distribution Agreement between the Trust and the Distributor. All references to Foreside Distribution Services, L.P. as the distributor of the Trust are hereby deleted and replaced with RidgeWorth Distributors LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
RFSP-VT.0808